U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies

                  Investment Company Act File Number 811-03054


                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)


               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900


                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101


                             Date of Fiscal Year End
                                  June 30, 2005

                            Date of Reporting Period
                               September 30, 2004

Item 1. Schedule of Investments

                     THE MATTERHORN GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS at September 30, 2004 (Unaudited)

SHARES                                                               VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 99.2%

AEROSPACE/DEFENSE: 11.9%
          4,500  Lockheed Martin Corp.                         $         251,010
          7,000  Raytheon Co.                                            265,860
                                                               -----------------
                                                                         516,870
                                                               -----------------

BANKING: 3.7%
          4,000  BB&T Corp.                                              158,760
                                                               -----------------

CHEMICALS: 10.1%
          4,000  Dow Chemical Co. (The)                                  180,720
          6,000  E.I. Du Pont De Nemours & Co. (DuPont)                  256,800
                                                               -----------------
                                                                         437,520
                                                               -----------------

COMPUTERS: 9.8%
          4,000  Computer Sciences Corp.                      *          188,400
         12,500  Hewlett-Packard Co.                                     234,375
                                                               -----------------
                                                                         422,775
                                                               -----------------

DRUGS & PHARMACEUTICALS: 1.8%
          2,500  Pfizer, Inc.                                             76,500
                                                               -----------------

ELECTRONIC COMPONENTS: 2.9%
          6,000  Texas Instruments, Inc.                                 127,680
                                                               -----------------

FINANCIAL SERVICES: 3.4%
          2,750  PNC Financial Services Group                            148,775
                                                               -----------------

INSURANCE - MULTILINE: 11.2%
          4,000  American International Group, Inc.                      271,960
          3,000  Chubb Corp. (The)                                       210,840
                                                               -----------------
                                                                         482,800
                                                               -----------------

MEDIA/ENTERTAINMENT: 11.7%
         12,348  Directv Group (The), Inc.                    *          217,201
          5,000  Disney (Walt) Co.                                       112,750
         11,000  Time Warner, Inc.                            *          177,540
                                                               -----------------
                                                                         507,491
                                                               -----------------

                     THE MATTERHORN GROWTH FUND, INC.

SHARES                                                               VALUE
--------------------------------------------------------------------------------

METALS & MINING: 2.3%
          3,000  Alcoa, Inc.                                   $         100,770
                                                               -----------------

OIL & GAS: 12.1%
          4,000  Anadarko Petroleum Corp.                                265,440
          5,000  Royal Dutch Petroleum Co.                               258,000
                                                               -----------------
                                                                         523,440
                                                               -----------------

OIL SERVICES: 4.0%
          4,000  Baker Hughes, Inc.                                      174,880
                                                               -----------------

PRINTING & PUBLISHING: 2.9%
          3,000  Tribune Co.                                             123,450
                                                               -----------------

RAILROADS: 5.4%
          4,000  Union Pacific Corp.                                     234,400
                                                               -----------------

SEMICONDUCTOR: 1.0%
         10,000  LSI Logic Corp.                              *           43,100
                                                               -----------------

TELECOMMUNICATIONS - EQUIPMENT: 2.6%
         10,000  Corning, Inc.                                *          110,800
                                                               -----------------

TELECOMMUNICATIONS - SERVICES: 2.4%
          4,000  SBC Communications, Inc.                                103,800
                                                               -----------------

TOTAL INVESTMENTS IN COMMON STOCKS
  (cost $4,209,417): 99.2%                                     $       4,293,811
Other Assets less Liabilities: 0.8%                                       36,032
                                                               -----------------
NET ASSETS: 100.0%                                             $       4,329,843
                                                               =================

* Non-income producing security.

FOR CERTAIN FEDERAL INCOME TAX INFORMATION, AS WELL AS OTHER INFORMATION REGARDING SECURITIES VALUATION AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FOOTNOTES TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

      (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

      Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Matterhorn Growth Fund, Inc.


By (signature and Title)      /s/ Gregory A. Church
                                  Gregory A. Church, President and Treasurer

Date: June 21, 2005